Investments - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Commercial Mortgage Loan			$ 1,450,300,000	$ 1,509,100,000
Other-than-temporary impairment losses included in accumulated other comprehensive income		$ 0	0	0
Non-taxable exchanges		3,000,000	11,100,000	72,400,000
Commercial Mortgage Loans
Schedule of Investments [Line Items]
Impaired loans			0	0
Commitments to fund borrowers troubled debt restructuring			0	0
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses		$ 0	0	$ 0
Past Due 90 to 179 Days
Schedule of Investments [Line Items]
Commercial Mortgage Loan			$ 4,900,000
Predecessor | Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	$ 0